Loss per share	14 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per share	s per share

		(as restated)
For the two months ended December 31,	2022	2021
Total net income	$1.7	$22.1

Weighted average number of common shares	176.0	163.2
Effect of dilutive securities
Stock options	2.1	4.0
Restricted share units	2.0	0.9
Warrants	—	0.7
Dilutive number of common shares	180.1	168.8

Basic earnings per common share	$0.01	$0.14
Diluted earnings per common share	$0.01	$0.13